Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001859807
Amendment Description	Amendment No. 1
Document Type	S-1/A
Entity Registrant Name	PROFUSA, INC.
Entity Address, State or Province	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true